UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006

Check here if Amendment [ ]; Amendment Number:
                                                -----------
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Promethean Asset Management, LLC
Address:       55 Fifth Avenue, Floor 17
               New York, NY 10003

Form 13F File Number: 28-10097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          E. Kurt Kim
Title:         Chief Financial Officer
Phone:         212-702-5200

Signature, Place, and Date of Signing:

/s/ E. Kurt Kim                New York, NY                  11/13/06
-----------------             ---------------               -----------
   [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):
--------------------------------------------------------------------------------

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)



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

                                                            VALUE   SHRS OR PRN SH/ CALL/  INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x$1000)   AMOUNT    PRN  PUT   DISCRETION  MANAGERS SOLE  SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
3COM CORP                     COM               885535104    3,761      852,900  SH        DEFINED      01      852,900
A D C TELECOMMUNICATIONS      NOTE  1.000% 6/1  000886AD3    1,869    2,000,000  PRN       DEFINED      01                 2,000,000
ADAPTEC INC                   COM               00651F108    1,252      283,900  SH        DEFINED      01      283,900
ADAPTEC INC                   NOTE  0.750%12/2  00651FAG3    2,726    3,076,000  PRN       DEFINED      01                 3,076,000
AEROPOSTALE                   COM               007865108    1,549       53,000  SH        DEFINED      01       53,000
ANHEUSER BUSCH COS INC        COM               035229103    3,136       66,000  SH        DEFINED      01       66,000
BEA SYS INC                   COM               073325102    2,964      195,000  SH        DEFINED      01      195,000
BERKSHIRE HATHAWAY INC DEL    CL B              084670207      254           80  SH        DEFINED      01           80
BORLAND SOFTWARE CORP         COM               099849101    1,458      254,500  SH        DEFINED      01      254,500
BROCADE COMMUNICATIONS SYS I  COM               111621108    2,843      402,700  SH        DEFINED      01      402,700
CHARTER COMMUNICATIONS INC D  CL A              16117M107      137       90,000  SH        DEFINED      01       90,000
CHECKPOINT SYS INC            COM               162825103    1,259       66,000  SH        DEFINED      01       66,000
COMPUWARE CORP                COM               205638109      390       50,000  SH        DEFINED      01       50,000
CONEXANT SYSTEMS INC          NOTE  4.000% 3/0  207142AH3    2,595    3,000,000  PRN       DEFINED      01                 3,000,000
COVAD COMMUNICATIONS GROUP I  DBCV  3.000% 3/1  222814AR6      871    1,000,000  PRN       DEFINED      01                 1,000,000
CURAGEN CORP                  NOTE  4.000% 2/1  23126RAE1    1,601    2,083,000  PRN       DEFINED      01                 2,083,000
DISCOVERY HOLDING CO          CL A COM          25468Y107      911       63,000  SH        DEFINED      01       63,000
DST SYS INC DEL               DBCV  3.625% 8/1  233326AD9    2,635    2,000,000  PRN       DEFINED      01                 2,000,000
FLIR SYS INC                  COM               302445101      250        9,200  SH        DEFINED      01        9,200
FLIR SYS INC                  NOTE  3.000% 6/0  302445AB7    1,365    1,000,000  PRN       DEFINED      01                 1,000,000
FREEPORT-MCMORAN COPPER & GO  CL B              35671D857      469        8,800  SH        DEFINED      01        8,800
GALAXY ENERGY CORP            COM               36318B106       34      102,100  SH        DEFINED      01      102,100
GASTAR EXPL LTD               COM               367299104      205       94,894  SH        DEFINED      01       94,894
GATEWAY INC                   NOTE  1.500%12/3  367626AB4    1,693    2,000,000  PRN       DEFINED      01                 2,000,000
GREY WOLF INC                 NOTE  3.750% 5/0  397888AD0    2,330    2,000,000  PRN       DEFINED      01                 2,000,000
HARTFORD FINL SVCS GROUP INC  COM               416515104      347        4,000  PUT       DEFINED      01        4,000
INFOSPACE INC                 COM NEW           45678T201    2,157      117,000  SH        DEFINED      01      117,000
JDS UNIPHASE CORP             NOTE        11/1  46612JAB7    5,481    6,000,000  PRN       DEFINED      01                 6,000,000
LEVEL 3 COMMUNICATIONS INC    NOTE  6.000% 9/1  52729NAG5    1,798    2,000,000  PRN       DEFINED      01                 2,000,000
LEVEL 3 COMMUNICATIONS INC    NOTE  6.000% 3/1  52729NAS9    3,510    4,000,000  PRN       DEFINED      01                 4,000,000
LEXMARK INTL NEW              CL A              529771107      577       10,000  SH        DEFINED      01       10,000
MAXXAM INC                    COM               577913106      308       11,200  SH        DEFINED      01       11,200
MCDONALDS CORP                COM               580135101    3,443       88,000  SH        DEFINED      01       88,000
MERIDIAN RESOURCE CORP        COM               58977Q109      575      188,000  SH        DEFINED      01      188,000
METLIFE INC                   COM               59156R108      425        7,500  PUT       DEFINED      01        7,500
MICROSOFT CORP                COM               594918104    3,966      145,000  SH        DEFINED      01      145,000
MIRANT CORP NEW               COM               60467R100      977       35,771  SH        DEFINED      01       35,771
NASDAQ 100 TR                 COM               631100104   40,650    1,000,000  CALL      DEFINED      01    1,000,000
NASDAQ 100 TR                 COM               631100104  117,885    2,900,000  CALL      DEFINED      01    2,900,000
NASDAQ 100 TR                 COM               631100104   20,325      500,000  CALL      DEFINED      01      500,000
NASDAQ 100 TR                 COM               631100104   16,260      400,000  CALL      DEFINED      01      400,000
NEWMONT MINING CORP           COM               651639106       64        1,500  SH        DEFINED      01        1,500
NEWMONT MINING CORP           COM               651639106    2,138       50,000  CALL      DEFINED      01       50,000
NEWS CORP                     CL A              65248E104      458       23,300  SH        DEFINED      01       23,300
NOKIA CORP                    SPONSORED ADR     654902204    1,319       67,000  SH        DEFINED      01       67,000
NOVELL INC                    COM               670006105    1,476      242,000  SH        DEFINED      01      242,000
PACIFIC SUNWEAR CALIF INC     COM               694873100    1,161       77,000  SH        DEFINED      01       77,000
PHOTRONICS INC                NOTE  2.250% 4/1  719405AE2    2,165    2,000,000  PRN       DEFINED      01                 2,000,000
PIONEER NAT RES CO            COM               723787107      978       25,000  SH        DEFINED      01       25,000
PIXELWORKS INC                SDCV  1.750% 5/1  72581MAB3    2,658    3,750,000  PRN       DEFINED      01                 3,750,000
POWERWAVE TECHNOLOGIES INC    NOTE  1.250% 7/1  739363AB5    2,981    3,000,000  PRN       DEFINED      01                 3,000,000
PRUDENTIAL FINL INC           COM               744320102      381        5,000  PUT       DEFINED      01        5,000
QUANTA SVCS INC               SDCV  4.500%10/0  74762EAC6    4,830    3,000,000  PRN       DEFINED      01                 3,000,000
RAMBUS INC DEL                NOTE         2/0  750917AB2    5,127    5,000,000  PRN       DEFINED      01                 5,000,000
REALNETWORKS INC              NOTE         7/0  75605LAB0    3,074    2,500,000  PRN       DEFINED      01                 2,500,000
RED HAT INC                   DBCV  0.500% 1/1  756577AB8    3,644    3,500,000  PRN       DEFINED      01                 3,500,000
SANMINA SCI CORP              COM               800907107      593      158,600  SH        DEFINED      01      158,600
SOLECTRON CORP                COM               834182107      489      150,000  SH        DEFINED      01      150,000
SPRINT NEXTEL CORP            COM FON           852061100      343       20,000  SH        DEFINED      01       20,000
SYCAMORE NETWORKS INC         COM               871206108    1,928      510,000  SH        DEFINED      01      510,000
TEKELEC                       NOTE  2.250% 6/1  879101AE3      975    1,000,000  PRN       DEFINED      01                 1,000,000
TYCO INTL LTD NEW             COM               902124106    1,903       68,000  SH        DEFINED      01       68,000
UNITED ONLINE INC             COM               911268100    1,462      120,000  SH        DEFINED      01      120,000
WAL MART STORES INC           COM               931142103    3,255       66,000  SH        DEFINED      01       66,000

                                            64                          300,641








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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:         64
Form 13F Information Table Value Total:         $300,641
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number           Name

     01       28-10099                        Promethean Investment Group, LLC